Net Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss attributable to Ku6 Media Co., Ltd.	$ (34,427,734)	$ (9,491,138)	$ (49,343,907)
Ordinary shares [Member]
Denominator:
Weighted-average shares outstanding for basic calculation	4,728,185,434	4,901,279,176	4,265,277,638
Dilutive effect of potential shares	0	0	0
Weighted-average shares outstanding for diluted calculation	4,728,185,434	4,901,279,176	4,265,277,638
Loss per share-basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted	$ (0.01)	$ 0.00	$ (0.01)
ADS [Member]
Denominator:
Weighted-average shares outstanding for basic calculation	47,281,854	49,012,792	42,652,776
Dilutive effect of potential shares	0	0	0
Weighted-average shares outstanding for diluted calculation	47,281,854	49,012,792	42,652,776
Loss per share-basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted	$ (0.73)	$ (0.19)	$ (1.16)